SHARE CAPITAL AND SHARE-BASED PAYMENTS - Changes in Stock Options Issued (Details)	12 Months Ended
	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2017 CAD ($) shares
Share-Based Payment Arrangements [Abstract]
Outstanding, beginning balance (in shares) | shares	2,976,360	3,038,707
Granted (in shares) | shares	668,664	489,305
Exercised (in shares) | shares	(899,050)	(440,317)
Expired (in shares) | shares	(56,700)	0
Forfeited (in shares) | shares	(50,525)	(111,335)
Outstanding, ending balance (in shares) | shares	2,638,749	2,976,360
Beginning balance (C$ per share) | $	$ 9.35	$ 8.52
Granted (C$ per share) | $	11.84	12.50
Exercised (C$ per share) | $	(7.79)	(6.60)
Expired (C$ per share) | $	(14.15)	(0.00)
Forfeited (C$ per share) | $	(12.70)	(11.25)
Ending balance (C$ per share) | $	$ 10.35	$ 9.35